Fair Value Measurements - Summary of Liabilities Measured at Fair Value on Recurring Basis (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Quoted Prices in Active Markets for Identical Liabilities (Level 1) | Public Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	$ 14,356
Significant Unobservable Inputs (Level 3) | Private Placement Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	$ 9,705